Short Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short term deposits
	December 31,
(in thousands)	2020	2019
Bank deposits in U.S.$ (annual average interest rates 0.6% and 2.1%)	$30,034	$8,060